Stock-based Compensation - Summary of PSU Activity (Detail) - Potential Performance Shares (PSU)	12 Months Ended
	Dec. 31, 2015 Unit $ / EquityUnit	Dec. 31, 2014 Unit $ / EquityUnit
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning Balance, Number of Units, Outstanding | Unit	74,614
Number of Units, Granted | Unit	94,250
Number of Units, Unearned or forfeited | Unit	(34,943)
Ending Balance, Number of Units, Outstanding | Unit	133,921	74,614
Beginning Balance, Weighted Average Grant Price, Outstanding | $ / EquityUnit	99.40
Weighted Average Grant Price, Granted | $ / EquityUnit	7.30	99.05
Weighted Average Grant Price, Unearned or forfeited | $ / EquityUnit	96.35
Ending Balance, Weighted Average Grant Price, Outstanding | $ / EquityUnit	35.35	99.40